Income Taxes (Components of Income Tax Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense
U.S. federal	$ 228	$ 107	$ 24
Non-U.S.	190	164	162
U.S. State and local	15	8	10
Total current income tax	433	279	196
Deferred income tax expense
U.S. federal	(150)	(3)	65
Non-U.S.	(48)	(17)	2
U.S. State and local	(14)	1	11
One-time charge, tax law change			73
Total deferred income tax	(212)	(19)	151
Total	$ 221	$ 260	$ 347